ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Location1 [Line Items]
Total net revenues	€ 6,676,668	€ 5,970,146	€ 5,095,254
Italy
Entity Location1 [Line Items]
Total net revenues	462,832	442,760	379,898
Rest of EMEA
Entity Location1 [Line Items]
Total net revenues	2,690,613	2,428,783	2,045,888
of which UK
Entity Location1 [Line Items]
Total net revenues	652,391	625,930	536,280
of which Germany
Entity Location1 [Line Items]
Total net revenues	549,093	493,930	430,380
Americas
Entity Location1 [Line Items]
Total net revenues	2,183,435	1,762,530	1,407,790
of which United States of America
Entity Location1 [Line Items]
Total net revenues	1,921,459	1,535,772	1,198,834
Mainland China, Hong Kong and Taiwan
Entity Location1 [Line Items]
Total net revenues	539,500	583,760	621,407
of which Mainland China
Entity Location1 [Line Items]
Total net revenues	390,529	479,882	533,724
Rest of APAC
Entity Location1 [Line Items]
Total net revenues	€ 800,288	€ 752,313	€ 640,271